SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2026
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 5 - SUBSEQUENT EVENTS

A.	Subsequent to June 30, 2026, the Company advanced an additional $100 to Quantum Transportation under the convertible loan agreement described in Note 3. Following such advance, the aggregate principal amount advanced by the Company under the loan agreement amounted to $300.